As filed with the Securities and Exchange Commission on December 21, 2006
                                             1933 Act Registration No. 333-87434
                                             1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 9 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 72 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                            American Legacy III View

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on ___________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H

                          American Legacy Product Suite

                        Supplement to the 2006 Prospectus

This supplement addresses certain changes to your American Legacy variable annuity prospectus. It is for informational purposes only and requires no action on your part.


Guaranteed Income Benefit with i4LIFE(R) Advantage and 4LATER(R) Advantage

Effective March 1, 2007, for both qualified and non-qualified contracts, the minimum Access Period required for these benefits is 15 years or to age 85, whichever is longer.

Contractowners under an existing i4LIFE(R) program who elect Guaranteed Income Benefit in the future will be required to restart the i4LIFE(R) program to establish a new minimum access period.

In addition, effective March 1, 2007, i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit will be available on joint life payouts for IRA markets. For IRAs, the secondary life and primary beneficiary must be the spouse of the annuitant, and the spouse must be at least age 59 1/2 at the time the i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit is elected.


               Please retain this supplement for future reference.

                                     PART A

The prospectus for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7
(File No. 333-87434) filed on April 25, 2006.

Supplement to the prospectus for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-87434) filed on November 7, 2006.

                                     PART B

The Statement of Additional Information for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

     Statement of Assets and Liabilities - December 31, 2005
     Statement of Operations - Year ended December 31, 2005
     Statements of Changes in Net Assets - Years ended December 31, 2005 and
     2004
     Notes to Financial Statements - December 31, 2005
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

     Balance Sheets - Years ended December 31, 2005 and 2004
     Statements of Income - Years ended December 31, 2005, 2004, and 2003 Statements of Shareholder's Equity - Years ended December 31, 2005, 2004, and 2003
     Statements of Cash Flows - Years ended December 31, 2005, 2004, and 2003 Notes to Financial Statements - December 31, 2005
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

   (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

   (2) Not Applicable.

   (3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-87434) filed on April 14, 2004.

   (4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-87434) filed on July 26, 2002.

     (b) Persistency Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-87434) filed on May 2, 2002.

     (c) Alternate Contract Specifications for Guarantee of Principal death benefit incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-87434) filed on May 2, 2002.

     (d) Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-87434) filed on July 26, 2002.

     (e) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (g) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (h) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (j) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-87434) filed on April 16, 2003.

     (k) Variable Annuity Rider (32793B-NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-87434) filed on April 14, 2004.

     (l) Variable Annuity Contract (30070B NYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-87434) filed on April 14, 2004.

     (m) Contract Specifications (CD NYAL3L) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-87434) filed on April 14, 2004.

     (n) Guaranteed Accumulation Values (NY LGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-87434) filed on April 14, 2004.

     (o) Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.

     (p) Form of Contract Specifications Page for Account Value Death Benefit (CDNYAL3L 6/05) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-87434) filed on April 21, 2005.

     (q) Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-87434) filed on April 21, 2005.

     (r) Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-87434) filed on April 21, 2005.

     (s) Form of Contract Benefit Data for GIB (CBNY-AL3L-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-87434) filed on April 21, 2005.

     (t) Form of Contract Benefit Data for GIB (CBNY-AL3L-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-87434) filed on April 21, 2005.

     (u) Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective No. 12 (File No. 333-35784) filed on June 20, 2005.

     (v) Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective No. 12 (File No. 333-35784) filed on June 20, 2005.

     (w) Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective No. 12 (File No. 333-35784) filed on June 20, 2005.

     (x) Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective No. 12 (File No. 333-35784) filed on June 20, 2005.

     (y) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

     (z) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-04937) filed on April 18, 2006.

     (aa) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (bb) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (cc) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (dd) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (ee) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (ff) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-87434) filed on November 7, 2006.

   (5) Form of Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

   (6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

   (7) Not Applicable

   (8) (a) (i) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-1A (File No. 2-80741) filed on April 10, 2000.

       (ii) Amendment dated January 3, 2001 to Service Agremeent between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

       (iii) Form of Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-04999) filed on April 12, 2006.

     (b) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-87434) filed on April 25, 2006.

   (9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-87434) filed on July 26, 2002.

   (10) (a) Consent of Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-87434) filed on November 7, 2006.

   (11) Not Applicable

   (12) Not Applicable

   (13) Not Applicable

   (14) Not Applicable

   (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-92298) filed on June 15, 2006.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   ---------------------------------------------------
J. Patrick Barrett                  Director
Chairman and CEO
Carpat Investments
4605 Watergap
Manlius, NY 13104

Jon A. Boscia***                    Director

Charles C. Cornelio*****            Director

Frederick J. Crawford***            Chief Financial Officer and Director

Christine S. Frederick****          Second Vice President and Chief Compliance Officer

Dennis R. Glass***                  President and Director

George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401

Mark E. Konen*****                  Director

Barbara S. Kowalczyk***             Director

M. Leanne Lachman                   Director
Lachman Associates LLC
870 United Nations, Plaza, #19-E
New York, NY 10017

Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 600
900 S. Crouse Ave.
Syracuse, NY 13244-2130

Jill S. Ruckelshaus                 Director
1015 Evergreen Point Road
Post Office Box 76
Medina, WA 98039

Robert O. Sheppard*                 Second Vice President and General Counsel

Michael S. Smith***                 Director

Rise' C.M. Taylor**                 Second Vice President and Treasurer

Peter L. Witkewiz**                 Second Vice President and Assistant Treasurer

C. Suzanne Womack***                Secretary

Westley V. Thompson****             Director

    * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
   ** Principal business address is 1300 South Clinton Street, Fort Wayne,
        Indiana 46802
  *** Principal business address is Center Square West Tower, 1500 Market
        Street, Suite 2900, Philadelphia, PA 19102-2112
 **** Principal business address is 350 Church Street, Hartford, CT 06103
***** Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2006 there were 5,308 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------------
Robert W. Dineen*           Chief Executive Officer, President and Director
Nancy A. Jordan*            Second Vice President and Chief Financial Officer
Sanford B. Axelroth*        Senior Vice President
Casey J. Trumble**          Senior Vice President
Frederick J. Crawford**     Director
Dennis R. Glass**           Director
Barbara S. Kowalczyk**      Director
Duane L. Bernt**            Vice President and Treasurer
Patricia A. Daly*           Vice President and General Counsel
Marilyn K. Ondecker***      Secretary
Lucy D. Gase***             Vice President and Assistant Secretary

  * Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103
 ** Principal Business address is 1500 Market Street, Suite 3900,
        Philadelphia, PA 19102

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional
      Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 21st day of December, 2006.

      Lincoln Life & Annuity Variable Annuity Account H (Registrant)

      American Legacy III View
      By:   /s/Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Second Vice President, Lincoln Life & Annuity Company of New York
            (Title)

      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

      (Depositor)
      By:   /s/Heather Dzielak
            ------------------------------------
            Heather Dzielak
            Second Vice President, Lincoln Life & Annuity Company of New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 21, 2006.


Signature                        Title
*                                President and Director
------------------------------   (Principal Executive Officer)
Dennis R. Glass
*                                Chief Financial Officer and Director
------------------------------   (Principal Financial Officer and Principal Accounting Officer
Frederick J. Crawford
*                                Director
------------------------------
J. Patrick Barrett
*                                Director
------------------------------
Jon A. Boscia
*                                Director
------------------------------
Charles C. Cornelio
*                                Director
------------------------------
George W. Henderson, III
*                                Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
Marguerite Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Jill S. Ruckelshaus
*                                Director
------------------------------
Michael S. Smith
*                                Director
------------------------------
Westley V. Thompson

*By:/s/Robert L. Grubka          Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka